UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

U.S. Treasury Obligations Portfolio
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about U.S. Treasury Obligations Portfolio for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-masterfunds-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
U.S. Treasury Obligations Portfolio	$4	0.04%
*	Expense amounts may be voluntarily waived and/or reimbursed from time to time.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$454,981,909
Total Number of Portfolio Holdings	39
Total Management Fee Paid	$0
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-masterfunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
U.S. Treasury Obligations Portfolio	PAGE 1	98069-AHTSR-1024

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “Audit Committee’s financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

a) Audit Fees. The aggregate fees billed in the last two fiscal year ending August 31, 2023 and August 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $125,406 in August 31, 2023 and $125,406 in August 31, 2024.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2023 and $0 in August 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,000 in August 31, 2023 and $39,000 in August 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”)

requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Master Portfolio Trust during the reporting period were $350,359 in August 31, 2023 and $342,635 in August 31, 2024.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

(b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Schedule of Investments
August 31, 2024
 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
U.S. Treasury Bills — 32.6%
U.S. Cash Management Bill	5.314%	10/3/24	$5,000,000	$4,976,711 (a)
U.S. Cash Management Bill	5.337%	10/10/24	10,000,000	9,943,342 (a)
U.S. Treasury Bills	3.641%	9/3/24	5,000,000	4,998,535 (a)
U.S. Treasury Bills	5.292%	10/1/24	15,000,000	14,934,627 (a)
U.S. Treasury Bills	5.323%	10/8/24	10,000,000	9,946,299 (a)
U.S. Treasury Bills	5.341%	10/15/24	5,000,000	4,968,115 (a)
U.S. Treasury Bills	5.376%	11/5/24	5,000,000	4,953,010 (a)
U.S. Treasury Bills	5.235%	11/7/24	5,000,000	4,952,821 (a)
U.S. Treasury Bills	5.347%	11/14/24	5,000,000	4,946,915 (a)
U.S. Treasury Bills	5.359%	11/21/24	10,000,000	9,883,731 (a)
U.S. Treasury Bills	5.302%	11/26/24	10,000,000	9,877,952 (a)
U.S. Treasury Bills	5.233%	12/3/24	15,000,000	14,804,797 (a)
U.S. Treasury Bills	5.348%	12/5/24	10,000,000	9,864,282 (a)
U.S. Treasury Bills	5.188%	12/10/24	5,000,000	4,930,694 (a)
U.S. Treasury Bills	5.347%	12/12/24	15,000,000	14,781,734 (a)
U.S. Treasury Bills	5.183%	12/17/24	5,000,000	4,925,992 (a)
U.S. Treasury Bills	5.125%	12/24/24	5,000,000	4,922,100 (a)
U.S. Treasury Bills	4.789%	1/23/25	5,000,000	4,908,200 (a)
U.S. Treasury Bills	5.043%	2/13/25	5,000,000	4,889,656 (a)

Total U.S. Treasury Bills				148,409,513
U.S. Treasury Notes — 18.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	5.184%	10/31/24	15,000,000	14,999,376 (b)
U.S. Treasury Notes	1.000%	12/15/24	10,000,000	9,891,883
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	5.244%	1/31/25	9,760,000	9,761,083 (b)
U.S. Treasury Notes	1.125%	2/28/25	5,000,000	4,906,185
U.S. Treasury Notes	3.875%	4/30/25	5,000,000	4,962,558
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	5.213%	4/30/25	5,000,000	4,998,439 (b)
U.S. Treasury Notes	4.625%	6/30/25	4,230,000	4,218,930
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.169%	7/31/25	5,000,000	4,997,443 (b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.214%	10/31/25	5,000,000	5,000,000 (b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	5.289%	1/31/26	10,000,000	10,009,682 (b)
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2024 Annual Report

0

Schedule of Investments (cont’d)
August 31, 2024
 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.150%)	5.194%	4/30/26	$10,000,000	$10,001,053 (b)

Total U.S. Treasury Notes				83,746,632
Repurchase Agreements — 48.9%
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $5,002,950; (Fully collateralized by U.S. government obligations, 0.750% to 4.625% due 12/31/25 to 11/15/52; Market value — $5,103,093)	5.310%	9/3/24	5,000,000	5,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $40,023,556; (Fully collateralized by U.S. government obligations, 0.875% due 9/30/26; Market value — $40,800,079)	5.300%	9/3/24	40,000,000	40,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $30,017,667; (Fully collateralized by U.S. government obligations, 4.250% due 2/28/29; Market value — $30,600,021)	5.300%	9/3/24	30,000,000	30,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $20,377,038; (Fully collateralized by U.S. government obligations, 4.250% due 12/31/25; Market value — $20,772,311)	5.320%	9/3/24	20,365,000	20,365,000
HSBC Bank USA tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $25,014,667; (Fully collateralized by U.S. government obligations, 0.125% due 2/15/52; Market value — $25,515,024)	5.280%	9/3/24	25,000,000	25,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $5,002,950; (Fully collateralized by U.S. government obligations, 0.000% due 7/10/25; Market value — $5,100,018)	5.310%	9/3/24	5,000,000	5,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $5,002,956; (Fully collateralized by U.S. government obligations, 0.000% to 2.750% due 1/2/25 to 8/15/42; Market value — $5,103,046)	5.320%	9/3/24	5,000,000	5,000,000
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Annual Report

 U.S. Treasury Obligations Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Societe Generale NY tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $50,029,500; (Fully collateralized by U.S. government obligations, 0.000% due 7/10/25; Market value — $51,000,085)	5.310%	9/3/24	$50,000,000	$50,000,000
TD Securities LLC tri-party repurchase agreement dated 8/30/24; Proceeds at maturity — $42,024,780; (Fully collateralized by U.S. government obligations, 0.625% to 5.000% due 8/31/25 to 8/15/30; Market value — $42,840,083)	5.310%	9/3/24	42,000,000	42,000,000

Total Repurchase Agreements				222,365,000
Total Investments — 99.9% (Cost — $454,521,145#)				454,521,145
Other Assets in Excess of Liabilities — 0.1%				460,764
Total Net Assets — 100.0%				$454,981,909

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Rate shown represents yield-to-maturity.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2024 Annual Report

Statement of Assets and Liabilities
August 31, 2024

Assets:
Investments, at value	$232,156,145
Repurchase agreements, at value	222,365,000
Cash	183
Interest receivable	521,744
Prepaid expenses	2,682
Total Assets	455,045,754
Liabilities:
Audit and tax fees payable	33,702
Fund accounting fees payable	26,695
Trustees’ fees payable	1,703
Accrued expenses	1,745
Total Liabilities	63,845
Total Net Assets	$454,981,909
Represented by:
Paid-in capital	$454,981,909
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Annual Report

Statement of Operations
For the Year Ended August 31, 2024

Investment Income:
Interest	$26,951,355
Expenses:
Fund accounting fees	64,041
Audit and tax fees	36,627
Legal fees	25,019
Trustees’ fees	12,853
Interest expense	5,515
Custody fees	1,639
Miscellaneous expenses	58,287
Total Expenses	203,981
Net Investment Income	26,747,374
Net Realized Gain on Investments	604
Increase in Net Assets From Operations	$26,747,978
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2024	2023
Operations:
Net investment income	$26,747,374	$22,373,499
Net realized gain	604	7,084
Increase in Net Assets From Operations	26,747,978	22,380,583
Capital Transactions:
Proceeds from contributions	1,202,683,204	1,353,230,021
Value of withdrawals	(1,312,689,562)	(1,238,582,868)
Increase (Decrease) in Net Assets From Capital Transactions	(110,006,358)	114,647,153
Increase (Decrease) in Net Assets	(83,258,380)	137,027,736
Net Assets:
Beginning of year	538,240,289	401,212,553
End of year	$454,981,909	$538,240,289
See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Annual Report

Financial Highlights

For the years ended August 31:
	2024	2023	2022	2021	2020
Net assets, end of year (millions)	$455	$538	$401	$417	$985
Total return[1]	5.48%	4.49%	0.54%	0.07%	0.99%
Ratios to average net assets:
Gross expenses	0.04%	0.04%	0.04%	0.03%	0.03%
Net expenses[2]	0.04	0.04	0.04	0.03	0.03 [3]
Net investment income	5.34	4.45	0.53	0.06	0.92

[1]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]
The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
U.S. Treasury Obligations Portfolio 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

U.S. Treasury Obligations Portfolio 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$454,521,145	—	$454,521,145

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the
U.S. Treasury Obligations Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio does not pay an investment management fee.
Expense amounts may be voluntarily waived and/or reimbursed from time to time.

U.S. Treasury Obligations Portfolio 2024 Annual Report

FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the year ended August 31, 2024, the Portfolio did not invest in derivative instruments.
U.S. Treasury Obligations Portfolio 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Master Portfolio Trust and Investors of U.S. Treasury Obligations Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Obligations Portfolio (one of the portfolios constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 21, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

U.S. Treasury Obligations Portfolio 2024 Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
U.S. Treasury Obligations Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 30, 2024. At an in-person meeting held on May 16, 2024, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which the feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and Western Asset Institutional U.S. Treasury Obligations Money Market Fund, a series of Legg Mason Partners Institutional Trust (the “Feeder Fund”).
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of

U.S. Treasury Obligations Portfolio

services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for the Performance Universe selected by Broadridge. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against the Feeder Fund’s peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.
The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. Treasury money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2023 was above the median.
U.S. Treasury Obligations Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.
•
 The information comparing the Feeder Fund’s Contractual and Actual Management Fees
as well as its actual total expense ratio to its expense group, consisting of a group of institutional U.S. Treasury money market funds (including the Feeder Fund) chosen by
Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s
Contractual Management Fee was above the median and the Feeder Fund’s Actual
Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2024.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and the Feeder Fund.
•
 The Board noted that the Feeder Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median of the peer group. The
Board also noted the size of the Feeder Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have

U.S. Treasury Obligations Portfolio

attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
U.S. Treasury Obligations Portfolio

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2024